Net finance expense - Net finance expense recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Interest income	$ 7,063	$ 1,896	$ 3,687
Change in fair value of fuel derivatives recognized in P&L	6,132	1,668	2,800
Foreign exchange gains	13,945	11,370	15,009
Finance income	27,140	14,934	21,496
Interest expense on financial liabilities measured at amortized cost	(85,418)	(57,961)	(60,627)
Interest leasing	(1,237)	(2,378)	(3,287)
Change in fair value of fuel derivatives recognized in P&L	(26,388)	(8,966)	(1,723)
Fair value adjustment on interest rate swaps	(507)	(78)	(108)
Other financial charges	(5,930)	(14,265)	(9,936)
Foreign exchange losses	(13,529)	(11,893)	(15,872)
Finance expense	(133,009)	(95,541)	(91,553)
Net finance expenses	$ (105,869)	$ (80,607)	$ (70,057)